Investments in associates and joint arrangements - Associates (Details) € in Millions, ₨ in Billions, Ksh in Billions	12 Months Ended
	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 KES (Ksh)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 KES (Ksh)
Investments in associates and joint arrangements
Investment in associates	€ 487	€ 421
Profit from continuing operations	€ 222	€ 488	€ 246
TPG Telecom
Investments in associates and joint arrangements
Ownership interest in joint venture	25.05%	25.10%
Indus Towers Limited
Investments in associates and joint arrangements
Ownership interest in joint venture	21.00%
Safaricom Limited
Investments in associates and joint arrangements
Percentage of shareholding in associate	40.00%	40.00%
Fair value of investment in associate	€ 4,270	€ 4,513			Ksh 546		Ksh 580
Investment in associates	428	421
Profit from continuing operations	€ 217	€ 217	247
Indus Towers Limited
Investments in associates and joint arrangements
Percentage of shareholding in associate	21.00%	28.10%
Fair value of investment in associate	€ 1,494	€ 2,161		₨ 126		₨ 186
Profit from continuing operations		274
Other Associates [Member]
Investments in associates and joint arrangements
Investment in associates	59
Profit from continuing operations	€ 5	€ (3)	€ (1)